Other Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Other accounts payable	$ 1,001
NIS [Member]
Statement Line Items [Line Items]
Employees and payroll accruals	780	$ 401
Accrued expenses	2,689	3,187
Other accounts payable	$ 3,469	$ 3,588